LAND USE RIGHTS, NET - Summary of land use rights (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LAND USE RIGHTS, NET
Land use rights	¥ 63,618		¥ 63,618
Less: Accumulated amortization	(3,169)		(1,896)
Land use right, net	¥ 60,449	$ 8,764	¥ 61,722